Biological Assets	12 Months Ended
Jul. 31, 2019
Disclosure of detailed information about biological assets [abstract]
Biological Assets

8. Biological Assets

The Company’s biological assets consist of cannabis plants from seeds all the way through to mature plants. The changes in the carrying value of biological assets are as follows:

	July 31, 2019	July 31, 2018
Carrying amount, beginning of period	$2,332	$1,504
Acquired through acquisition[1]	3,291	–
Production costs capitalized	19,215	993
Net increase in fair value due to biological transformation less cost to sell	38,856	7,340
Transferred to inventory upon harvest	(56,323)	(7,505)
Carrying amount, end of period	$7,371	$2,332

[1] Acquired through the Newstrike acquisition on May 24, 2019 (see Note 11)

As at July 31, 2019, the fair value of biological assets included $2 in seeds and $7,369 in cannabis plants ($6 in seeds and $2,326 in cannabis plants as at July 31, 2018). The significant estimates used in determining the fair value of cannabis plants are as follows:

•	yield by plant;
•

stage of growth estimated as the percentage of costs incurred as a percentage of total cost as applied to the estimated total fair value per gram (less fulfilment costs) to arrive at an in-process fair value for estimated biological assets, which have not yet been harvested;

•	percentage of costs incurred for each stage of plant growth.
•	fair value selling price per gram less cost to complete and cost to sell.
•	destruction/wastage of plants during the harvesting and processing process.

All biological assets are classified as current assets in the statement of financial position and are considered Level 3 fair value estimates. As at July 31, 2019, it is expected that the Company’s biological assets will yield approximately 17,571 kilograms of cannabis (July 31, 2018 – 4,374 kilograms of cannabis). The Company’s estimates are, by their nature, subject to change. Changes in the anticipated yield will be reflected in future changes in the fair values of biological assets.

The valuation of biological assets is based on an income approach in which the fair value at the point of harvesting is estimated based on selling prices less the costs to sell. For in process biological assets, the fair value at point of harvest is adjusted based on the stage of growth at period end. Stage of growth is determined by reference to the cost incurred as a percentage of total cost as applied to estimated total fair value per gram (less fulfilment costs) to arrive at an in-process fair value for estimated biological assets, which have not yet been harvested.

Management’s identified significant unobservable inputs, their range of values and sensitivity analysis are presented in the tables below.

The following table summarizes the unobservable inputs for the period ended July 31, 2019:

Unobservable inputs	Input values	Sensitivity analysis

Average selling price		An increase or decrease of 5% applied to the average
Obtained through actual retail prices on a per	$4.23 – $5.01 per dried gram.	selling price would result in a change of approximately $480
strain basis.		to the valuation.

Yield per plant		An increase or decrease of 5% applied to the average yield
Obtained through historical harvest cycle results	15 – 123 grams per plant.	per plant would result in a change up to approximately $344
on a per strain basis.		in valuation.

Stage of growth		An increase or decrease of 5% applied to the average stage
Obtained through the estimates of stage of	Average of 29% completion.	of growth per plant would result in a change of
completion within the harvest cycle.		approximately $1,148 in valuation.

Wastage		An increase or decrease of 5% applied to the wastage
Obtained through the estimates of wastage	0%–30% dependent upon the	expectation would result in a change of approximately $302
within the cultivation and production cycle.	stage within the harvest cycle.	in valuation.

The following table summarizes the unobservable inputs for the period ended July 31, 2018:

Unobservable inputs	Input values	Sensitivity analysis

Average selling price		An increase or decrease of 5% applied to the average
Obtained through actual retail prices on a per	$4.66 per dried gram.	selling price would result in a change of approximately $329
strain basis.		to the valuation.

Yield per plant
Obtained through historical harvest cycle results	50–235 grams per plant.	An increase of decrease of 5% applied to the average yield
on a per strain basis.		per plant would not result in a material change in valuation.

Stage of growth
Obtained through the estimates of stage of	Average of 32% completion.	An increase or decrease of 5% applied to the average stage
completion within the harvest cycle.		of growth per plant would result in a change of
approximately $320 in valuation.

Wastage
Obtained through the estimates of wastage	0%–30% dependent upon the	An increase of decrease of 5% applied to the average yield
within the cultivation and production cycle.	stage within the harvest cycle.	per plant would not result in a material change in valuation.